Accounting policies IFRS 16 disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure changes in accounting policy IFRS 16 [Line Items]
Right-of-use assets	€ 60.2	€ 49.0
Other provisions	42.2	51.8	€ 46.8
Increase (decrease) in accounting estimate	€ 236.7	€ 295.5	€ 210.3